Cash, Cash Equivalents and Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Minimum amount of cash and cash equivalents as a percentage of net debt or total debt	5.00%
Variable Interest Entity, Primary Beneficiary [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 23	$ 108
Criteria One [Member]
Cash and Cash Equivalents [Line Items]
Minimum amount of cash and cash equivalents	25,000
Criteria Two [Member]
Cash and Cash Equivalents [Line Items]
Minimum amount of cash and cash equivalents	35,000
Criteria Three [Member]
Cash and Cash Equivalents [Line Items]
Minimum amount of cash and cash equivalents	50,000
Criteria Four [Member]
Cash and Cash Equivalents [Line Items]
Liquidity to be maintained as part of debt covenant	$ 45,100